Shareholder Fees - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO	Apr. 29, 2023 USD ($)
FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO | Fidelity California Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none